Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017